Shareholder Report, Average Annual Return (Details)	12 Months Ended	25 Months Ended		56 Months Ended	60 Months Ended	92 Months Ended	104 Months Ended	116 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000172348
Average Annual Return [Line Items]
Average Annual Return, Percent	2.53%				1.08%		1.98%
C000159005
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%				4.84%			3.27%
Without Sales Load [Member] | C000172348
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%				1.60%		2.28%
Without Sales Load [Member] | C000172349
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%				1.87%		2.54%
Without Sales Load [Member] | C000122004
Average Annual Return [Line Items]
Average Annual Return, Percent	5.39%				1.85%		2.54%
Without Sales Load [Member] | C000191190
Average Annual Return [Line Items]
Average Annual Return, Percent	5.49%				1.81%	2.29%
Without Sales Load [Member] | C000159005
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%				5.38%			3.53%
Without Sales Load [Member] | C000159006
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%				5.74%			3.87%
Without Sales Load [Member] | C000221175
Average Annual Return [Line Items]
Average Annual Return, Percent	8.59%			4.44%
Without Sales Load [Member] | C000191194
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%				5.64%	3.34%
Without Sales Load [Member] | C000240815
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	10.15%
Without Sales Load [Member] | C000240816
Average Annual Return [Line Items]
Average Annual Return, Percent	8.97%		8.92%